Agreements and Transactions with Affiliates (Tables)	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Summary of Transactions with Affiliates
The following table summarizes our transactions with affiliates:

	Year Ended December 31,
	2016	2015	2014
	(Millions)
Phillips 66 (including its affiliates):
Sales of natural gas, NGLs and condensate to affiliates	$909	$695	$1,960
Purchases of natural gas and NGLs from affiliates	$18	$—	$11
Operating and maintenance and general administrative expenses	$2	$4	$3
Enbridge (including Spectra Energy Corp.):
Transportation, storage and processing to affiliates	$—	$—	$14
Purchases of natural gas and NGLs from affiliates	$33	$50	$88
Operating and maintenance and general administrative expenses	$4	$6	$10
Unconsolidated affiliates:
Sales of natural gas, NGLs and condensate to affiliates	$43	$70	$70
Transportation, storage and processing	$5	$3	$12
Purchases of natural gas and NGLs from affiliates	$432	$368	$366

 We had balances with affiliates as follows:

	December 31,
	2016	2015
	(Millions)
Phillips 66 (including its affiliates):
Accounts receivable	$115	$54
Accounts payable	$4	$3
Other assets	$2	$1
Enbridge (including Spectra Energy Corp.):
Accounts receivable	$1	$—
Accounts payable	$3	$4
Other assets	$1	$1
Other liabilities	$1	$—
Unconsolidated affiliates:
Accounts receivable	$18	$21
Accounts payable	$41	$33
Other assets	$5	$31
The following table summarizes our investments in unconsolidated affiliates:

		Carrying Value as of
	Percentage Ownership	December 31, 2016	December 31, 2015
		(Millions)
DCP Sand Hills Pipeline, LLC	66.67%	$1,507	$1,492
DCP Southern Hills Pipeline, LLC	66.67%	754	764
Discovery Producer Services LLC	40.00%	385	405
Front Range Pipeline LLC	33.33%	165	170
Texas Express Pipeline LLC	10.00%	93	96
Panola Pipeline Company, LLC	15.00%	25	19
Mont Belvieu Enterprise Fractionator	12.50%	23	25
Mont Belvieu 1 Fractionator	20.00%	10	11
Other	Various	7	10
Total investments in unconsolidated affiliates		$2,969	$2,992